EMPLOYEE BENEFITS	12 Months Ended
Sep. 30, 2013
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

15.       EMPLOYEE BENEFITS

The Company maintains shareholder-approved, stock-based incentive plans, which permit the granting of options to purchase common stock of the Company and awards of restricted shares of common stock.  All employees, non-employee directors and consultants of the Company and its affiliates are eligible to receive awards under the plans.  The plans authorize the granting of awards in the form of options intended to qualify as incentive stock options under Section 422 of the Internal Revenue Code, options that do not so qualify (non-statutory stock options) and granting of restricted shares of common stock.  Stock option awards are generally granted with an exercise price equal to the market value of the Company’s shares at the date of grant and generally vest over a period of three to five years.  The exercise period for all stock options generally may not exceed 10 years from the date of grant. Generally, option and share awards provide for accelerated vesting if there is a change in control (as defined in the plans).  Shares used to satisfy stock awards and stock option exercises are generally issued from treasury stock.  At September 30, 2013, the Company had 563,805 reserved but unissued shares that can be awarded in the form of stock options or restricted share awards.

Restricted Stock Awards- A summary of activity in the Company’s restricted stock awards as of and for the years ended September 30, 2013, 2012 and 2011 is as follows:

	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	365,170	$7.13	115,078	$6.89	67,219	$6.45
Granted	42,221	8.72	298,727	7.05	67,248	7.49
Vested	(137,861)	7.27	(47,877)	6.02	(12,996)	7.43
Forfeited	—	—	(758)	6.59	(6,393)	7.43
Nonvested at end of year	269,530	$7.31	365,170	$7.13	115,078	$6.89

During the year ended September 30, 2012, the Company granted an aggregate of 250,000 shares of contingent, performance-based restricted stock to six executive officers.  The shares of restricted stock vest as follows: 25% on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2012, 25% on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2013 and 50% on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2014.  During the year ended September 30, 2013, the Company granted 15,000 shares of contingent, performance-based restricted stock to one newly elected executive officer.  The shares of restricted stock vest as follows: one-third on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2013 and two-thirds on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2014.  In each case, the vesting of the shares granted during fiscal 2013 and fiscal 2012 is subject to the Company’s achievement of certain earnings per share targets. The grants do not provide for partial vesting for performance levels achieved below the stated targets nor will additional shares be granted if the Company’s performance exceeds the earnings per share targets. If an earnings-per-share target is not met, vesting may still occur in a subsequent period based on cumulative results. Additionally, recipients cannot receive the final vesting unless the Company’s total shareholder return exceeds certain peer indices. One-third of the shares received are required to be held until the earlier of retirement or five years from the date of vesting.

Stock Option Awards- A summary of activity in the Company’s stock option program as of and for the years ended September 30, 2013, 2012 and 2011 is as follows:

	2013				2012		2011
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	629,936	$11.20			759,684	$10.56	849,840	$10.40
Granted	17,500	8.39			—	—	—	—
Exercised	(23,400)	8.99			(84,456)	5.96	(33,397)	5.81
Forfeited	(19,450)	9.53			(45,292)	10.18	(56,759)	10.96
Outstanding at end of year	604,586	$11.26	$512,296	4.0	629,936	$11.20	759,684	$10.56

Exercisable at end of year	586,386	$11.35	$475,784	3.9	578,387	$11.19	604,387	$10.65

There were 17,500 stock option awards granted during the year ended September 30, 2013 with a weighted-average fair value per share of $2.12.  There were no stock option awards granted during the years ended September 30, 2012 or 2011.  Cash received from stock options exercised totaled $210,000, $503,000 and $194,000 during the years ended September 30, 2013, 2012 and 2011, respectively.  The total intrinsic value of stock options exercised totaled $17,000, $110,000 and $51,000 during the years ended September 30, 2013, 2012 and 2011, respectively.  Executive officers and directors exercised 19,000 stock options during the year ended September 30, 2013.

A summary of total stock-based compensation expense for the years ended September 30, 2013, 2012 and 2011 follows:

	2013	2012	2011
Total expense	$1,222,419	$1,179,683	$590,457
Earnings per share:
Basic	$0.07	$0.07	$0.03
Diluted	0.07	0.07	0.03

As of September 30, 2013, the total unrecognized compensation expense related to non-vested stock options and restricted stock awards was approximately $25,000 and $659,000, respectively, and the related weighted average period over which it is expected to be recognized is approximately 2.0 and 1.1 years, respectively.

The fair value of stock options granted in 2013 was estimated on the date of grant using the Black-Scholes option pricing model with the following average assumptions:

Risk-free interest rate	0.85%
Expected volatility	44.36%
Expected life in years	6.0
Dividend yield	5.02%
Expected forfeiture rate	5.30%

Equity Trust Plan- The Company maintains a deferred compensation plan (“Equity Trust Plan”) for the benefit of key loan officers and sales staff.  The plan is designed to recruit and retain top-performing loan officers and other key revenue-producing employees who are instrumental to the Company’s success.  The plan allows the recipients to defer a percentage of commissions earned into a rabbi trust for the benefit of the participants.  The assets of the trust are limited to shares of Company common stock and cash.  Awards related to participant contributions generally vest immediately or over a period of two to five years.  Awards related to Company contributions generally vest over a period of three to five years.  The participants will generally forgo any accrued but unvested benefits if they voluntarily leave the Company.  Vested shares in the plan are treated as issued and outstanding when computing basic and diluted earnings per share, whereas unvested shares are treated as issued and outstanding only when computing diluted earnings per share.  During the years ended September 30, 2013 and 2012, the plan purchased 50,600 shares and 27,211 shares, respectively, on behalf of the participants at an average price of $10.17 and $6.67, respectively.  There were 88,545 and 141,606 vested shares distributed to participants during the years ended September 30, 2013 and 2012, respectively, with aggregate market values at the time of distribution of $1.0 million and $1.1 million, respectively.  At September 30, 2013 there were 354,123 shares in the plan with an aggregate carrying value of $3.2 million.  Such shares were included in treasury stock in the Company’s consolidated financial statements, including 209,551 shares that were not yet vested.

KSOP— Effective September 1, 2008, the Bank merged its 401(k) savings plan and its employee stock ownership plan into the Pulaski Bank Savings and Ownership Plan (the “KSOP”) to provide greater investment alternatives to plan participants and to reduce administrative expenses.  Beginning January 1, 2011, the Bank matched 50% of each participant’s contribution up to a maximum of 5% of salary. The Bank’s contributions to this plan were $358,000, $302,000 and $295,000 for the years ended September 30, 2013, 2012 and 2011, respectively.

Employment Agreement- The Company and the Bank maintain a two-year employment agreement with its Chief Executive Officer (“CEO”).  The two-year term of the agreement is extended daily unless written notice of non-renewal is given by the Board of Directors.  Under the agreement, the Bank pays the CEO a base salary, which is reviewed at least annually and may be increased at the discretion of the Board of Directors.  The CEO is also entitled to receive health and welfare benefits provided to other Company and Bank employees.  Additionally, the agreement provides for severance payments and continued medical coverage for 24 months if employment is terminated following a change in control or upon an event of termination as defined in the agreement.  In the event of a change in control and subsequent termination of employment, the CEO will receive a lump-sum payment equal to two times his average annual compensation computed using his base pay rate at the date of termination plus any bonus or incentive compensation earned by him in the prior fiscal year.  The lump-sum payment will include an amount for any required excise tax due under the Internal Revenue Code of 1986.  The agreement also prohibits the CEO from soliciting the services of any of the Company’s employees, and from competing with the Company, for a period of two years after termination.